Revenue and Operating Expenses - Schedule of Operating Expenses by Nature (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	$ 7,364,605	$ 6,409,884	[1],[2],[3]	$ 5,473,710	[1],[3]
Promotions for the sales force [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	2,600,158	2,343,532	[4]	1,743,961	[4]
Cost of personnel services and other employee benefits [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	1,557,051	1,389,792	[4]	1,290,668	[4]
Distribution costs [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	663,812	582,237	[4]	467,350	[4]
Sales catalog [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	422,713	399,503	[4]	445,753	[4]
Depreciation and amortization [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	351,704	351,877	[4]	257,138	[4]
Commissions and professional fees [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	364,791	313,867	[4]	213,464	[4]
Events, marketing and advertising [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	378,736	298,905	[4]	199,771	[4]
Impairment loss on trade accounts receivables [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	346,124	304,501	[4]	269,595	[4]
Impairment of assets held for sale [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	166,581		[4]		[4]
Packing materials [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	146,540	145,076	[4]	161,095	[4]
Travel expenses [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	53,833	48,008	[4]	31,552	[4]
Rent expense [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	34,111	15,295	[4]	30,987	[4]
Market research [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	31,963	21,087	[4]	12,031	[4]
Bank fees [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	21,951	19,541	[4]	25,853	[4]
Other [Member]
Schedule of Operating Expenses by Nature [Line Items]
Operating expenses by nature	$ 224,537	$ 176,663	[4]	$ 324,492	[4]

[1]	Details of the restatement are shown in note 2b.
[2]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.
[3]	Restatement of the consolidated statement of profit or loss and other comprehensive income for the years 2023 and 2022, resulting from the recognition in the cost of sales of direct labor expenses and the corresponding proportion of indirect variable and fixed costs, allocated based on normal operating capacity, which were erroneously classified in administrative and distribution expenses from Jafra Mexico segment. These reclassifications had no effect on inventory balances because the error was identified only in the correct presentation of expenses within cost of sales in the Consolidated statement of profit or loss and other comprehensive income.
[4]	Details of the restatement are shown in note 2b.